Balance Sheet Components - Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued payroll and related expenses	$ 6,493	$ 8,647	$ 8,069
Accrued sales and use tax	1,284	1,784	885
Warranty reserve	8,229	8,406	8,116
Accrued supplier liability	4,059	7,699	0
Insurance related liability	1,764	4,445	0
Other accrued expenses	3,433	2,570	3,564
Total	$ 25,262	$ 33,551	$ 20,634